FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND

To the Shareholders of the Flaherty & Crumrine/Claymore Preferred Securities Income Fund ("FFC"):

      Beginning with issues arising in the subprime mortgage loan market, a well-publicized series of events has roiled financial markets over the past several months. The preferred stock market and closed-end funds have been particularly impacted, and, consequently, for the Fund's third fiscal quarter ended August 31, 2007, the Fund had a total return of -6.0% on the net asset value (NAV) of its Common Stock.

      As we've discussed in prior letters, problems in the subprime mortgage loan market first bubbled up in January of this year. Throughout this year, the Fund has had no direct exposure to subprime loans, and we avoided investing in companies that had meaningful risks associated with the product. Our research team closely monitors the loan quality and underwriting standards of each financial company in the portfolio, and we invest only in companies that meet our quality thresholds. We're not perfect, but we believe that the Fund's portfolio is comprised of holdings in fundamentally sound companies.

      In isolation, the impact of this weakness in the subprime loan market should have been limited to direct participants in this market; unfortunately, given the complexity of the financial system, few things happen in isolation. When the subprime problems became more pronounced several months ago, the fallout from this subprime weakness has been widespread and severe.

      Fueled by low interest rates and relatively relaxed financing terms, a great deal more leverage had become built into the system than even just a few years ago. As investments directly associated with subprime mortgages declined significantly in value during the quarter, they became very illiquid. Highly-leveraged investors then were forced to sell other more liquid types of assets like investment-grade preferred and debt securities to meet redemptions or margin calls. Risk and liquidity premiums surged, indiscriminately taking yields on all credit instruments with them. In short, excess leverage created the financial powder keg and subprime loan problems provided the spark.

      With yields on preferred securities rising more than yields on more senior debt securities, the prices of the securities in our portfolio fell as the supply of preferred securities exceeded demand. The rearview mirror is still a bit foggy, but it appears that much of the selling pressure came from hedge funds. Hedge funds had become the 800-pound gorilla in the credit markets recently, and although they've been forced to slim down, they can still have a big impact.

      Hedge funds were not the only investors selling, but since they aren't required to disclose their preferred securities holdings, no one knows how extensive their selling pressure was. As a result, prospective buyers were extremely cautious because they feared additional selling would further depress prices. Wall Street brokers and dealers normally stand ready to provide liquidity to sellers, but they appeared reluctant to buy. Long-term investors like the Fund, as well as individual investors, insurance companies and pension funds, also stayed on the sidelines for the most part. During the quarter, and since it ended, we have added some positions at attractive levels, but we are continuing to take a go-slow approach.

      Subprime fallout also extended to the market for short-term, or money-market, securities such as commercial paper and auction-rate securities. This market was in a state of disarray throughout August and into early September. Investors in money-market securities don't like risk, and, at the slightest hint of trouble, they pull their money out and invest in short-term government securities. While the perception of risk is real for a small segment of borrowers, the reaction seems to be disproportionate.

      These disruptions in the short-term market impacted the Fund in two meaningful ways. First, they contributed to price weakness in many of the Fund's investments, particularly in financial companies. While banks can fulfill their short-term financing needs with customer deposits and through the Federal Reserve, finance companies like broker-dealers need to rely on the short-term securities market to run their day-to-day operations. This market is like oxygen to most financial companies, and restricting their borrowing makes it more expensive for them to operate. We continue to believe that none of the financial companies in our portfolio face significant risks of default as a result of this increased cost of borrowing, but it has clearly impacted their earnings outlooks and the prices of their preferred securities.

      Second, the rates paid by the Fund on its own auction-rate Preferred Stock have risen significantly as a direct result of liquidity problems in the financial markets. The frustrating irony is that the Fund's own Preferred Stock is of very high quality with a rating of AAA and logic would dictate that rates should fall as investors seek out higher quality investments. This high quality is a function of the Investment Company Act (which governs the Fund) and the guidelines imposed by the rating agencies. As Kevin Conery, Merrill Lynch's Preferred Stock Strategist, recently observed about the Investment Company Act, "while some have criticized it for being too conservative for its 200% asset coverage test, at times like these in the market, we respect this discipline."
While we are beginning to see some improvement in the auction rates of our Preferred Stock, and the recent interest rate cut by the Federal Reserve should help over the coming months, we haven't yet returned to more normalized auction rates.

      The higher cost of our auction-rate Preferred Stock comes directly out of money available for distribution as the monthly Common Stock dividend. On the plus side, higher yields on preferred stock mean that we have been able to increase the income earned on the portfolio. It will take some time to see how these two offsetting factors affect income; in the meantime we are doing our best to manage both. We are comfortable with the current dividend, but we strive to pay out a rate that is sustainable and will make adjustments as conditions warrant.

      We have been through periods of fear and volatility before, and we remain optimistic about long-term prospects for the Fund. Such periods create opportunities to buy securities of sound companies at discounted prices, as many shorter-term investors exit the market by selling both good and bad investments. We expect both more rational pricing and reduced risk of early redemption of our portfolio securities as markets settle down - both of which should benefit future returns for long-term investors. In addition, our Preferred Stock auction rates are likely to normalize in due course, as the market begins to better recognize the credit quality of our Preferred Stock. While we cannot say with certainty when, or if, these things will happen, as managers we are doing our best to position the Fund to ride out the current storm and prepare for better days ahead.

      In volatile market conditions like these, we may provide more frequent updates about the preferred securities market and the Fund's portfolio. We did so this past quarter by adding special Questions and Answers regarding the market price of the Fund's shares to the Fund's website at WWW.FCCLAYMORE.COM. We encourage you to stay informed as shareholders by periodically visiting the website for additional information about your Fund.

            Sincerely,

            /s/ Donald F. Crumrine                 /s/ Robert M. Ettinger

            Donald F. Crumrine                     Robert M. Ettinger
            Chairman of the Board                  President

October 17, 2007

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                     AUGUST 31, 2007 (UNAUDITED)
      --------------------------------------------------------------------------

FUND STATISTICS ON 08/31/07
--------------------------------------------------------------------------------
Net Asset Value                                                  $        20.87
Market Price                                                     $        18.59
Discount                                                                  10.92%
Yield on Market Price                                                      8.23%
Common Stock Shares Outstanding                                      42,601,719

MOODY'S RATINGS                                                   % OF PORTFOLIO
--------------------------------------------------------------------------------
AAA                                                                         0.2%
AA                                                                          6.9%
A                                                                          19.4%
BBB                                                                        54.1%
BB                                                                         12.8%
Not Rated                                                                   4.3%
--------------------------------------------------------------------------------
Below Investment Grade*                                                    12.8%

*     BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

INDUSTRY CATEGORIES                                               % OF PORTFOLIO
--------------------------------------------------------------------------------
Banking                                                                      33%
Utilities                                                                    27%
Insurance                                                                    20%
Financial Services                                                           10%
Energy                                                                        5%
REITs                                                                         3%
Other                                                                         2%

TOP 10 HOLDINGS BY ISSUER                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
Midamerican Energy                                                          4.5%
Banco Santander                                                             4.4%
Wachovia Corp                                                               3.7%
Liberty Mutual Group                                                        3.3%
ACE Ltd                                                                     3.0%
HBOS Plc                                                                    2.8%
Dominion Resources                                                          2.3%
Wisconsin Energy                                                            2.3%
Enterprise Products Partners                                                2.3%
AON Corp                                                                    2.3%

                                                                % OF PORTFOLIO**
--------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income
  (QDI) for Individuals                                                      28%
Holdings Generating Income Eligible for the Corporate
  Dividend Received Deduction (DRD)                                          14%
--------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------------                                                                                   -------------------
PREFERRED SECURITIES -- 85.5%
                     BANKING -- 32.6%
-----------------------------------------------------------------------------------------------------------------------------
$       19,000,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B ...........................   $        21,485,047
            34,450   BAC Capital Trust I, 7.00% Pfd. 12/15/31 ....................................               863,402
             1,000   BAC Capital Trust II, 7.00% Pfd. 02/01/32 ...................................                24,780
                     Banco Santander:
         1,646,000      6.50% Pfd., 144A**** .....................................................            36,936,240**(1)
         1,141,600      6.80% Pfd., 144A**** .....................................................            26,587,863**(1)
             1,800   Bank of New York Capital IV, 6.875% Pfd., Series E ..........................                44,043
            77,900   Bank One Capital Trust VI, 7.20% Pfd. .......................................             1,957,237
$        1,500,000   BB&T Capital Trust IV, 6.82% 06/12/57 .......................................             1,419,050
$       30,834,000   Capital One Capital III, 7.686% 08/15/36 ....................................            28,627,056
$       27,600,000   CBG Florida REIT Corporation, 7.114%, 144A**** ..............................            26,882,704
           112,000   Citizens Funding Trust I, 7.50% Pfd. 09/15/66 ...............................             2,761,506
           105,000   Cobank, ACB, 7.00% Pfd., 144A**** ...........................................             5,392,800*
$       23,740,000   Comerica Capital Trust II, 6.576% 02/20/37 ..................................            21,071,482
$          800,000   CoreStates Capital Trust I, 8.00% 12/15/26, 144A**** ........................               828,800
            28,800   FBOP Corporation, Adj. Rate Pfd., 144A**** ..................................            29,484,000*
$        2,635,000   First Midwest Capital Trust I, 6.95% 12/01/33 ...............................             2,747,580
                     First Republic Bank:
           400,000      6.25% Pfd. ...............................................................             9,925,000*
            30,000      7.25% Pfd. ...............................................................               738,750
             7,850   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** .........             8,790,587
           110,200   Fleet Capital Trust VIII, 7.20% Pfd. 03/15/32 ...............................             2,779,112(2)
                 6   FT Real Estate Securities Company, 9.50% Pfd., 144A**** .....................             8,220,039
                     HBOS PLC:
$       10,500,000      6.413%, 144A**** .........................................................             9,100,067**(1)
$       28,000,000      6.657%, 144A**** .........................................................            24,698,800**(1)
$        6,950,000      6.85% ....................................................................             6,647,675(1)
             7,500   HSBC Series II, Variable Inverse Pfd., Pvt. .................................             7,582,500*
                     ING Groep NV:
            36,000      7.05% Pfd. ...............................................................               892,530**(1)
           139,700      7.20% Pfd. ...............................................................             3,497,040**(1)
$        2,000,000   JPMorgan Chase Capital XXI, Adj. Rate 02/02/37, Series U ....................             1,749,447
$        6,400,000   JPMorgan Chase Capital XXIII, Adj. Rate 05/15/47 ............................             5,615,533
            23,800   Keycorp Capital V, 5.875% Pfd., Series A ....................................               512,712
            20,000   Keycorp Capital VIII, 7.00% Pfd. 06/15/66 ...................................               496,250(2)
           617,000   Keycorp Capital IX, 6.75% Pfd. 12/15/66 .....................................            14,460,938
$        2,000,000   Lloyds TSB Group PLC, 6.267%, 144A**** ......................................             1,848,426**(1)
            85,285   National City Capital Trust II, 6.625% Pfd. 11/15/36 ........................             1,870,940
           295,000   PFGI Capital Corporation, 7.75% Pfd. ........................................             7,552,000

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2007 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------------                                                                                   -------------------
PREFERRED SECURITIES -- (CONTINUED)
                     BANKING -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
$        3,300,000   Regions Financing Trust II, 6.625% 05/15/47 .................................   $         3,048,174
$        7,200,000   Republic New York Capital I, 7.75% 11/15/26 .................................             7,475,184(1)
$        4,992,000   Republic New York Capital II, 7.53% 12/04/26 ................................             5,185,939(1)
                     Roslyn Real Estate:
                40      8.95% Pfd., Series C, 144A**** ...........................................             4,274,630
               135      Adj. Rate Pfd., Series D, 144A**** .......................................            13,681,406
            63,700   Sovereign Bancorp, 7.30% Pfd., Series C .....................................             1,701,586*
           248,100   Sovereign Capital Trust V, 7.75% Pfd. 05/22/36 ..............................             6,318,809
$       13,500,000   Sovereign Capital Trust VI, 7.908% 06/13/36 .................................            14,540,837
                60   Union Planters Preferred Funding, 7.75% Pfd., Series 144A**** ...............             6,580,355
                     U.S Bancorp, Auction Pass-Through Trust, Cl. B:
                65      Series 2006-5, Variable Rate Pfd., 144A**** ..............................             1,462,500*
                65      Series 2006-6, Variable Rate Pfd., 144A**** ..............................             1,462,500*
           127,600   USB Capital VIII, 6.35% Pfd. 12/29/65 .......................................             2,946,769
            64,600   USB Capital X, 6.50% Pfd. 04/12/66 ..........................................             1,540,309
            21,150   VNB Capital Trust I, 7.75% Pfd. .............................................               530,072
             5,550   Wachovia Capital Trust IX, 6.375% Pfd. ......................................               129,383
         2,010,800   Wachovia Preferred Funding, 7.25% Pfd., Series A ............................            51,843,451
$       10,050,000   Washington Mutual Preferred Funding, 6.534%, 144A**** .......................             9,412,147
$        7,400,000   Webster Capital Trust IV, 7.65% 06/15/37 ....................................             7,314,782
           100,000   Wells Fargo Capital Trust IV, 7.00% Pfd. 09/01/31 ...........................             2,512,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                             466,053,269
                                                                                                     -------------------
                     FINANCIAL SERVICES -- 6.8%
-----------------------------------------------------------------------------------------------------------------------------
                     CIT Group, Inc.:
$       18,800,000      6.10% ....................................................................            13,867,839
           203,712      6.35% Pfd., Series A .....................................................             4,453,654*
           749,995   Countrywide Capital IV, 6.75% Pfd. ..........................................            13,959,282(2)
            26,305   Countrywide Capital V, 7.00% Pfd., 11/01/36 .................................               486,971
           380,000   Deutsche Bank Contingent Capital Trust II, 6.55% Pfd. .......................             9,036,894**(1)
                     Goldman Sachs:
            80,000      Adj. Rate Pfd., Series A .................................................             1,920,000*
           202,500      Cabco Trust Capital I, Adj. Rate Pfd. 02/15/34 ...........................             4,558,781
             3,600      STRIPES Custodial Receipts, Pvt. .........................................             2,919,600*
$        7,000,000   Gulf Stream-Compass 2005 Composite Notes, 144A**** ..........................             6,535,550
           143,920   Merrill Lynch Preferred Capital, Adj. Rate Pfd., Series G ...................             3,418,100*
            27,000   Merrill Lynch Cap Trust I, 6.45% Pfd., 12/15/66, Series K ...................               642,938
                     Merrill Lynch:
           172,000      Adj. Rate Pfd., Series 5 .................................................             3,853,884*

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------------                                                                                   -------------------
PREFERRED SECURITIES -- (CONTINUED)
                     FINANCIAL SERVICES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
            76,000      Fixed Income Pass-through 2007-A, Cl.B, Adj. Rate Pfd., 144A**** .........   $           782,800*
             4,000      Series II STRIPES Custodial Receipts, Pvt. ...............................             3,064,000*
            82,367   Merrill Lynch Preferred Capital Trust IV, 7.12% Pfd. ........................             2,054,027
             9,000   Morgan Stanley Capital Trust V, 5.75% Pfd. ..................................               196,313
           336,100   Morgan Stanley Capital Trust VI, 6.60% Pfd. .................................             8,154,626
$       10,000,000   RACERS(R) Series 2005 AMMC V Trust, 144A**** ................................             8,606,689
                     SLM Corporation:
           160,000      6.97% Pfd., Series A .....................................................             7,420,800*
            17,000      Adj. Rate Pfd., Series B .................................................             1,309,000*
------------------------------------------------------------------------------------------------------------------------
                                                                                                              97,241,748
                                                                                                     -------------------
                     INSURANCE -- 17.8%
------------------------------------------------------------------------------------------------------------------------------
         1,703,580   ACE Ltd., 7.80% Pfd., Series C ..............................................            43,172,976**(1)
$        2,500,000   AMBAC Financial Group Inc., 6.15% 02/15/37 ..................................             1,919,220
                     AON:
$       25,570,000      Capital Trust A, 8.205% 01/01/27 .........................................            27,081,724
           106,000      Corts-Capital, 8.205% Pfd. ...............................................             2,855,375
            94,900      Saturns-2003-3, 8.00% Pfd., Series AON Corp. .............................             2,354,706
                     Arch Capital Group Ltd.:
           167,650      7.875% Pfd., Series B ....................................................             4,107,425**(1)
            99,321      8.00% Pfd. ...............................................................             2,473,719**(1)
                     AXA SA:
$       11,300,000      6.379%, 144A**** .........................................................            10,218,138**(1)
$        9,500,000      6.463%, 144A**** .........................................................             8,611,940**(1)
                     Axis Capital Holdings:
           273,800      7.25% Pfd., Series A .....................................................             6,533,553**(1)
           231,805      7.50% Pfd., Series B .....................................................            23,203,681(1)
           322,600   Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45 ..........................             7,585,133
           500,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 ................................            12,015,000
            49,150   Everest Re Capital Trust II, 6.20% Pfd., Series B ...........................             1,101,574
$        7,000,000   Everest Re Holdings, 6.60% 05/15/37 .........................................             6,530,643
$       26,200,000   Liberty Mutual Group, 7.80% 03/15/37, 144A**** ..............................            23,422,328
                     Provident Financing Trust I:
$          714,000      7.405% 03/15/38 ..........................................................               692,277
            37,000      Corts-Unum, 8.50% Pfd. ...................................................               948,125
                     Renaissancere Holdings Ltd.:
            77,800      6.08% Pfd., Series C .....................................................             1,632,244**(1)
           204,800      6.60% Pfd., Series D .....................................................             4,526,080**(1)
           283,935      7.30% Pfd., Series B .....................................................             6,832,186**(1)

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2007 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------------                                                                                   -------------------
PREFERRED SECURITIES -- (CONTINUED)
                     INSURANCE -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
           407,200   Scottish Re Group Ltd., 7.25% Pfd. ..........................................   $         7,100,550**(1)
            36,600   Torchmark Capital Trust III, 7.10% Pfd. .....................................               908,138
$        7,425,000   USF&G Capital, 8.312% 07/01/46, 144A**** ....................................             8,853,570
$       13,000,000   USF&G Capital I, 8.50% 12/15/45, 144A**** ...................................            15,822,300
                     XL Capital Ltd.:
$       10,100,000      6.50% Series E ...........................................................             8,931,036(1)
$       10,000,000      Mangrove Bay Passthru Trust, 6.102% 07/15/33, 144A**** ...................             9,450,000(1)
             5,000      7.625% Pfd., Series B ....................................................               125,313**(1)
$        6,400,000   ZFS Finance USA Trust V, 6.50% 05/09/37, 144A**** ...........................             5,998,579(1)
------------------------------------------------------------------------------------------------------------------------
                                                                                                             255,007,533
                                                                                                     -------------------
                     UTILITIES -- 21.4%
-----------------------------------------------------------------------------------------------------------------------------
                     Baltimore Gas & Electric Company:
            10,000      6.70% Pfd., Series 1993 ..................................................             1,037,188*
            50,000      7.125% Pfd., Series 1993 .................................................             5,203,125*
         1,355,359   Calenergy Capital Trust III, 6.50% Pfd. 09/01/27 ............................            64,867,482
            35,000   Central Maine Power, 5.25% Pfd., Pvt. .......................................             3,110,100*
$        2,600,000   COMED Financing II, 8.50% 01/15/27, Series B ................................             2,613,000
$       17,645,000   COMED Financing III, 6.35% 03/15/33 .........................................            15,843,446
$       25,175,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ..........................            26,259,338
$        6,000,000   Dominion Resources, Inc., 7.50% .............................................             6,226,758
                     Entergy Arkansas, Inc.:
            10,240      4.56% Pfd., Series 1965 ..................................................               837,222*
           625,000      6.45% Pfd. ...............................................................            16,131,250*
            85,000   Entergy Louisiana, Inc., 6.95% Pfd. .........................................             8,901,200*
           169,000   FPC Capital I, 7.10% Pfd., Series A .........................................             4,177,477
            52,150   FPL Group Capital Trust I, 5.875% Pfd. 03/15/44 .............................             1,207,273
                     FPL Group Capital, Inc.:
$        3,400,000      6.35% 10/01/66 ...........................................................             3,315,830
           349,137      6.60% Pfd. 10/01/66, Series A ............................................             8,575,678
$        4,100,000      6.65% 06/15/67 ...........................................................             4,079,697
            12,442   Great Plains Energy, Inc., 4.20% Pfd. .......................................               947,583*
             5,000   Indiana Michigan Power, 4.56% Pfd. ..........................................               406,100*
           119,805   Indianapolis Power & Light Company, 5.65% Pfd. ..............................            11,261,670*
                     Interstate Power & Light Company:
           110,000      7.10% Pfd., Series C .....................................................             2,778,600*
            11,000      8.375% Pfd., Series B ....................................................               332,640*
            32,300   Laclede Capital Trust I, 7.70% Pfd. .........................................               807,500

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------------                                                                                   -------------------
PREFERRED SECURITIES -- (CONTINUED)
                     UTILITIES -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                     Pacific Enterprises:
             4,550      $4.40 Pfd. ...............................................................   $           369,824*
             4,510      $4.50 Pfd. ...............................................................               374,871*
$        2,386,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D .....................             2,455,433
$       27,000,000   PECO Energy Capital Trust IV, 5.75% 06/15/33 ................................            23,257,800
           358,950   PSEG Funding Trust II, 8.75% Pfd. ...........................................             9,209,329
$        5,000,000   Puget Sound Energy, Inc., 6.974% 06/01/67 ...................................             4,894,000
           200,000   San Diego Gas & Electric Company, $1.70 Pfd. ................................             5,243,760*
                     Southern California Edison:
           115,750      6.00% Pfd. ...............................................................            11,438,415*
            17,910      6.125% Pfd. ..............................................................             1,788,672*
                     Southern Union Company:
$        5,100,000      7.20% 11/01/66 ...........................................................             5,159,405
           228,700      7.55% Pfd. ...............................................................             5,840,998*
$        4,200,000   Union Electric Company, 7.69% 12/15/36, Series A ............................             4,254,180
                     Virginia Electric & Power Company:
            14,985      $4.12 Pfd. ...............................................................             1,136,762*
            21,684      $4.80 Pfd. ...............................................................             1,916,432*
            35,000      $6.98 Pfd. ...............................................................             3,564,533*
           342,500   Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ..........................             8,618,156
$       27,125,000   Wisconsin Energy Corporation, 6.25% 05/15/67 ................................            26,321,775
                     Xcel Energy, Inc.:
             7,110      $4.10 Pfd., Series C .....................................................               539,436*
            10,210      $4.11 Pfd., Series D .....................................................               776,573*
------------------------------------------------------------------------------------------------------------------------
                                                                                                             306,080,511
                                                                                                     -------------------
                     ENERGY -- 3.5%
-----------------------------------------------------------------------------------------------------------------------------
                     Enterprise Products Partners:
$       22,000,000      7.034% 01/15/68 ..........................................................            19,849,148
$       12,500,000      8.375% 08/01/66 ..........................................................            12,818,438
            13,200   EOG Resources, Inc., 7.195% Pfd., Series B ..................................            14,054,172*
$        3,650,000   KN Capital Trust III, 7.63% 04/15/28 ........................................             3,251,785
------------------------------------------------------------------------------------------------------------------------
                                                                                                              49,973,543
                                                                                                     -------------------
                     REAL ESTATE INVESTMENT TRUST (REIT) -- 2.5%
-----------------------------------------------------------------------------------------------------------------------------
            41,400   BRE Properties, Inc., 6.75% Pfd., Series C ..................................               937,971
            51,000   Equity Residential Properties, 8.29% Pfd., Series K .........................             2,937,600
             4,980   Prologis Trust, 8.54% Pfd., Series C ........................................               299,890

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2007 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------------                                                                                   -------------------
PREFERRED SECURITIES -- (CONTINUED)
                     REAL ESTATE INVESTMENT TRUST (REIT) -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                     PS Business Parks, Inc.:
            45,500      6.70% Pfd., Series P .....................................................   $           999,580
             6,100      7.00% Pfd., Series H .....................................................               137,631
            56,200      7.20% Pfd., Series M .....................................................             1,313,675
            18,700      7.375% Pfd., Series O ....................................................               442,956
           178,000      7.60% Pfd., Series L .....................................................             4,316,500
            60,000      7.95% Pfd., Series K .....................................................             1,515,000
                     Public Storage, Inc.:
           186,070      6.45% Pfd., Series F .....................................................             4,163,316(2)
           310,400      6.625% Pfd., Series M ....................................................             7,042,200
            30,000      6.85% Pfd., Series Y .....................................................               714,300
           388,200      7.25% Pfd., Series K .....................................................             9,583,688
            70,000   Realty Income Corp., 6.75% Pfd., Series E ...................................             1,631,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,036,182
                                                                                                     -------------------
                     MISCELLANEOUS INDUSTRIES -- 0.9%
-----------------------------------------------------------------------------------------------------------------------------
             2,245   Centaur Funding Corporation, 9.08% Pfd. 04/21/20, 144A**** ..................             2,494,055
           112,750   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .........................            10,237,700*
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,731,755
                                                                                                     -------------------
                     TOTAL PREFERRED SECURITIES
                        (Cost $1,268,616,161) ....................................................         1,223,124,541
                                                                                                     -------------------
CORPORATE DEBT SECURITIES -- 13.2%
                     FINANCIAL SERVICES -- 3.0%
-----------------------------------------------------------------------------------------------------------------------------
           200,000   Ford Motor Credit Company, 7.375% 10/15/31 ..................................             3,881,260
$       25,000,000   General Motors Acceptance Corporation, 8.00% 11/01/31, Senior Bonds .........            22,515,150
            80,000   HSBC Finance Corporation, 6.875% 01/30/33 ...................................             1,965,000
$        4,822,339   Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** .........             4,118,760
$       11,100,000   Lehman Brothers Holdings, 6.875% 07/17/37, Sub. Note ........................            10,459,685
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,939,855
                                                                                                     -------------------
                     INSURANCE -- 2.4%
-----------------------------------------------------------------------------------------------------------------------------
           239,000   Delphi Financial, 8.00% 05/15/33, Senior Notes ..............................             6,116,918
$        4,000,000   Farmers Exchange Capital, 7.20% 07/15/48, 144A**** ..........................             3,892,800
$       24,921,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** .........................            23,876,810
$        1,000,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .....................               987,997
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,874,525
                                                                                                     -------------------

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------------                                                                                   -------------------
CORPORATE DEBT SECURITIES -- (CONTINUED)
                     UTILITIES -- 5.3%
-----------------------------------------------------------------------------------------------------------------------------
                     Duke Capital Corporation:
$        6,179,000      6.75% 02/15/32, Senior Notes .............................................   $         6,153,592
$        6,315,000      8.00% 10/01/19, Senior Notes .............................................             7,091,789
$        5,000,000   Entergy Gulf States, Inc., 6.20% 07/01/33, 1st Mortgage .....................             4,690,465
                     Entergy Louisiana LLC:
$       14,458,000      6.30% 09/01/35, 1st Mortgage .............................................            13,759,982
             9,400      7.60% 04/01/32, 1st Mortgage .............................................               236,175
            16,500   Entergy Mississippi, Inc., 7.25%, 1st Mortgage ..............................               407,344
                     Oncor Electric Delivery Company:
$        2,000,000      7.00% 09/01/22 ...........................................................             2,063,054
$        7,070,000      7.25% 01/15/33 ...........................................................             7,527,804
           137,900   PPL Capital Funding, Inc., 6.85% 07/01/47 ...................................             3,302,705
$        8,268,000   PSEG Power LLC, 8.625% 04/15/31 .............................................            10,182,381
                     Southern Union Company:
$        5,300,000      7.60% 02/01/24, Senior Notes .............................................             5,599,328
$        6,047,000      8.25% 11/15/29, Senior Notes .............................................             6,734,181
            50,000   Strats-Dominion-2005-6, Adjustable Rate Pfd., 06/15/35, Series D ............             1,125,000
$        6,020,000   Wisconsin Electric Power Company, 6.875% 12/01/95 ...........................             6,351,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                              75,225,430
                                                                                                     -------------------
                     ENERGY -- 1.7%
-----------------------------------------------------------------------------------------------------------------------------
$       10,350,000   KN Energy, Inc., 7.45% 03/01/98 .............................................             8,970,490
           296,911   Nexen, Inc., 7.35% Subordinated Notes .......................................             7,422,775(1)
$        8,500,000   Noble Energy, Inc., 7.25% 08/01/97 ..........................................             8,733,648
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,126,913
                                                                                                     -------------------
                     REAL ESTATE INVESTMENT TRUST (REIT) -- 0.2%
-----------------------------------------------------------------------------------------------------------------------------
$        3,500,000   Realty Income Corporation, 5.875% 03/15/35 ..................................             3,186,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,186,750
                                                                                                     -------------------
                     MISCELLANEOUS INDUSTRIES -- 0.6%
-----------------------------------------------------------------------------------------------------------------------------
$          390,000   BellSouth Telecommunication, 7.00% 12/01/95 .................................               391,953
            30,000   CBS Corporation, 6.75% 03/27/56 .............................................               720,375
                     Comcast Corp.:
            11,500      6.625%, 05/15/56 .........................................................               272,406
            68,500      7.00% 09/15/55, Series B .................................................             1,686,813
            20,000   Corp-Backed Trust Certificates, 7.00% 11/15/28, Series Sprint ...............               483,000

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2007 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------------                                                                                   -------------------
CORPORATE DEBT SECURITIES -- (CONTINUED)
                     MISCELLANEOUS INDUSTRIES -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                     Pulte Homes, Inc.:
            58,240      7.375% 06/01/46 ..........................................................   $         1,196,394
$        3,550,000      7.875% 06/15/32 ..........................................................             3,218,102
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,969,043
                                                                                                     -------------------
                     TOTAL CORPORATE DEBT SECURITIES
                        (Cost $195,302,031) ......................................................           189,322,516
                                                                                                     -------------------
OPTION CONTRACTS -- 0.0%
-----------------------------------------------------------------------------------------------------------------------------
             2,930   December Put Options on December U.S. Treasury Bond Futures, Expiring 11/20/07              183,125+
             7,370   October Put Options on December U.S. Treasury Bond Futures, Expiring 09/21/07               146,563+
------------------------------------------------------------------------------------------------------------------------
                     TOTAL OPTION CONTRACTS
                        (Cost $1,250,022) ........................................................               329,688
                                                                                                     -------------------

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------------                                                                                   -------------------
MONEY MARKET FUND -- 0.2%
-----------------------------------------------------------------------------------------------------------------------------
         2,818,397   BlackRock Provident Institutional, TempFund .................................   $         2,818,397
------------------------------------------------------------------------------------------------------------------------
                     TOTAL MONEY MARKET FUND
                        (Cost $2,818,397) ........................................................             2,818,397
                                                                                                     -------------------
SECURITIES LENDING COLLATERAL -- 0.3%
-----------------------------------------------------------------------------------------------------------------------------
         4,258,100   Institutional Money Market Trust ............................................             4,258,100
------------------------------------------------------------------------------------------------------------------------
                     TOTAL SECURITIES LENDING COLLATERAL
                        (Cost $4,258,100) ........................................................             4,258,100
                                                                                                     -------------------

TOTAL INVESTMENTS (Cost $1,472,244,711***) ..........................................      99.2%           1,419,853,242
OTHER ASSETS AND LIABILITIES (Net) ..................................................       0.8%              11,129,048
                                                                                        -------      -------------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ......................     100.0%++   $     1,430,982,290
                                                                                        -------      -------------------
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE ...........................................          (542,000,000)
                                                                                                     -------------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .......................................................   $       888,982,290
                                                                                                     ===================

------------------------

* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**    Securities distributing Qualified Dividend Income only.
***   Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(1)   Foreign Issuer.
(2)   Security on loan.
+     Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

         ABBREVIATIONS:
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH AUGUST 31, 2007 (UNAUDITED)
       -------------------------------------------------------------------------

                                                                                                 VALUE
                                                                                             -------------
OPERATIONS:
   Net investment income .................................................................   $  72,075,553
   Net realized gain/(loss) on investments sold during the period ........................      (2,656,578)
   Change in net unrealized appreciation/depreciation of investments held
     during the period ...................................................................    (109,438,218)
   Distributions to AMPS* Shareholders from net investment income, including
     changes in accumulated undeclared distributions .....................................     (21,311,517)
                                                                                             -------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................     (61,330,760)

DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) .............     (48,885,473)
                                                                                             -------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ......................................     (48,885,473)

FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and Cash Purchase Plan ....              --
                                                                                             -------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
     FROM FUND SHARE TRANSACTIONS ........................................................              --
                                                                                             =============

                                                                                             -------------
NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE PERIOD ......................   $(110,216,233)
                                                                                             =============

-----------------------------------------------------------------------------------------------------------

NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period ...................................................................   $ 999,198,523
   Net decrease in net assets during the period ..........................................    (110,216,233)
                                                                                             -------------
   End of period .........................................................................   $ 888,982,290
                                                                                             =============

----------

*     Auction Market Preferred Stock.
(1)   These tables summarize the nine months ended August 31, 2007 and should be
      read  in  conjunction  with  the  Fund's  audited  financial   statements,
      including footnotes, in its Annual Report dated November 30, 2006.
(2)   May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH AUGUST 31, 2007 (UNAUDITED) FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.
-----------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ..................................................   $       23.45
                                                                                             -------------
INVESTMENT OPERATIONS:
   Net investment income .................................................................            1.69
   Net realized and unrealized gain/(loss) on investments ................................           (2.62)

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
   From net investment income ............................................................           (0.50)
   From net realized capital gains .......................................................              --
                                                                                             -------------
   Total from investment operations ......................................................           (1.43)
                                                                                             -------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ............................................................           (1.15)
   From net realized capital gains .......................................................              --
                                                                                             -------------
   Total distributions to Common Stock Shareholders ......................................           (1.15)
                                                                                             -------------
   Net asset value, end of period ........................................................   $       20.87
                                                                                             =============
   Market value, end of period ...........................................................   $       18.59
                                                                                             =============
   Common Stock shares outstanding, end of period ........................................      42,601,719
                                                                                             =============

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ................................................................            7.03%**
   Operating expenses ....................................................................            1.17%**
-------------------------------

SUPPLEMENTAL DATA:++
   Portfolio turnover rate ...............................................................              50%***
   Total net assets available to Common and Preferred Stock, end of period (in 000's) ....   $   1,430,982
   Ratio of operating expenses to total average net assets available to
     Common and Preferred Stock ..........................................................            0.75%**

(1)   These tables summarize the nine months ended August 31, 2007 and should be
      read  in  conjunction  with  the  Fund's  audited  financial   statements,
      including footnotes, in its Annual Report dated November 30, 2006.
*     Auction Market Preferred Stock.
**    Annualized.
***   Not annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to AMPS* Shareholders.
++    Information presented under heading Supplemental Data includes AMPS*.

--------------------------------------------------------------------------------

      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------

                              TOTAL                                   DIVIDEND
                            DIVIDENDS   NET ASSET        NYSE       REINVESTMENT
                              PAID        VALUE     CLOSING PRICE    PRICE (1)
                            ---------   ---------   -------------   ------------
December 31, 2006 .......    $0.1275     $23.15         $21.41         $21.54
January 31, 2007 ........     0.1275      23.13          21.75          21.87
February 28, 2007 .......     0.1275      23.44          21.81          21.96
March 31, 2007 ..........     0.1275      22.95          22.30          22.43
April 30, 2007 ..........     0.1275      23.05          22.05          22.12
May 31, 2007 ............     0.1275      22.60          21.38          21.56
June 30, 2007 ...........     0.1275      22.18          20.42          20.62
July 31, 2007 ...........     0.1275      21.26          19.18          19.15
August 31, 2007 .........     0.1275      20.87          18.59          18.78

----------

(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-----------------------------------------

1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

      At August 31, 2007 the aggregate cost of securities for federal income tax purposes was $1,482,967,471, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $5,659,543, and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $68,773,772.

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

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

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

DIRECTORS
   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Nicholas Dalmaso
      Vice President and Assistant Secretary
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

SERVICING AGENT
   Claymore Securities, Inc.
   1-866-233-4001

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED
   SECURITIES INCOME FUND?

   o  If your shares are held in a Brokerage Account, contact your Broker.

   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent--
                            PFPC Inc. 1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                              Flaherty & Crumrine/Claymore
                       [LOGO] ============================
                              PREFERRED SECURITIES
                              INCOME FUND

                                    Quarterly
                                     Report

                                 August 31, 2007

                               www.fcclaymore.com